Summary of Significant Accounting Policies - Revenues by Destination (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Significant Accounting Policies [Line Items]
Total revenue	$ 1,480,618	$ 1,913,851	$ 1,664,277	$ 1,403,630	$ 1,381,193	$ 1,858,356	$ 1,522,174	$ 1,293,403	$ 6,462,376	$ 6,055,126	$ 5,396,175
North America
Schedule Of Significant Accounting Policies [Line Items]
Total revenue									3,807,576	3,543,282	3,285,903
Europe
Schedule Of Significant Accounting Policies [Line Items]
Total revenue									1,666,751	1,462,698	1,347,381
Asia-Pacific
Schedule Of Significant Accounting Policies [Line Items]
Total revenue									500,842	721,404	394,631
Other
Schedule Of Significant Accounting Policies [Line Items]
Total revenue									$ 487,207	$ 327,742	$ 368,260